Schedules of Investments (unaudited)
Pax Ellevate Global Women's Leadership Fund	September 30, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.7%
COMMUNICATION SERVICES: 5.8%
Adevinta ASA (a)	7,286	$124,856
Auto Trader Group PLC	11,161	88,018
BT Group PLC (a)	271,228	581,462
Cable One, Inc.	200	362,626
Deutsche Telekom AG	101,286	2,031,209
Elisa OYJ	4,323	268,605
Iliad SA	613	129,025
Infrastrutture Wireless Italiane SpA	10,213	113,753
Interpublic Group of Cos Inc., The	11,900	436,373
Match Group, Inc. (a)	7,600	1,193,124
Netflix, Inc. (a)	14,117	8,616,169
Omnicom Group, Inc.	6,542	474,033
Orange SA	60,627	655,673
Pearson PLC	23,425	224,651
Pinterest, Inc., Class A (a)	88,000	4,483,600
Proximus SADP	4,782	94,896
Publicis Groupe SA	44,866	3,013,999
Quebecor, Inc., Class B	5,298	128,037
REA Group, Ltd.	1,602	180,434
Schibsted ASA, Class B	2,979	126,701
SEEK, Ltd.	4,254	93,517
Singapore Telecommunications, Ltd.	248,181	446,792
Spark New Zealand, Ltd.	57,595	189,480
Tele2 AB, Class B	15,176	224,707
Telefonica Deutschland Holding AG	33,908	96,544
Telenor ASA	21,265	357,932
Telia Company AB	2,215,672	9,114,674
Telstra Corp., Ltd.	129,610	363,180
TELUS Corp.	45,390	997,677
Verizon Communications, Inc.	125,795	6,794,188
Vodafone Group PLC	841,163	1,279,991
Walt Disney Co., The (a)	54,998	9,304,012
WPP PLC	37,237	498,885
Zillow Group, Inc., Class C (a)	4,400	387,816
		53,476,639

CONSUMER DISCRETIONARY: 16.5%
Accor SA (a)	2,853	101,730
Amazon.com, Inc. (a)	11,700	38,434,967
Aristocrat Leisure, Ltd.	17,465	580,825
Barratt Developments PLC	10,010	88,486
Best Buy Co., Inc.	177,479	18,761,304
Burberry Group PLC	12,534	305,035
Burlington Stores, Inc. (a)	2,054	582,453
Compass Group PLC (a)	54,209	1,108,638
Daimler AG	26,009	2,294,818
Dollar General Corp.	7,640	1,620,750
eBay, Inc.	21,276	1,482,299
Electrolux AB, Class B	6,855	158,376
Expedia Group, Inc. (a)	4,200	688,380
H & M Hennes & Mauritz AB, Class B (a)	131,582	2,663,432
Hermes International	963	1,328,684
Hilton Worldwide Holdings, Inc. (a)	8,445	1,115,669

Husqvarna AB, Class B	12,703	151,751
InterContinental Hotels Group PLC (a)	1,516	96,799
Kering SA	7,876	5,594,012
La Francaise des Jeux SAEM	2,612	134,302
Lowe's Cos., Inc.	22,992	4,664,157
lululemon athletica, Inc. (a)	46,165	18,682,975
LVMH Moet Hennessy Louis Vuitton SE	8,437	6,043,116
Marriott International, Inc., Class A (a)	8,433	1,248,843
Michelin	5,158	790,930
Moncler SpA	5,889	359,174
Next PLC	4,041	444,514
Peloton Interactive, Inc., Class A (a)	6,000	522,300
Renault SA (a)	5,842	207,256
SEB SA	626	88,069
Starbucks Corp.	147,118	16,228,587
Tabcorp Holdings, Ltd.	27,303	94,867
Target Corp.	15,309	3,502,240
Taylor Wimpey PLC	40,488	84,446
TJX Cos., Inc., The	36,454	2,405,235
Ulta Beauty, Inc. (a)	50,532	18,238,008
Vail Resorts, Inc. (a)	1,266	422,907
Valeo SA	6,959	194,211
VF Corp.	10,100	676,599
Wesfarmers, Ltd.	35,032	1,393,342
Whitbread PLC (a)	6,134	272,736
		153,857,222

CONSUMER STAPLES: 10.9%
a2 Milk Co., Ltd., The (a)	23,734	105,093
Beiersdorf AG	3,064	330,606
Carrefour SA	18,635	333,966
Clorox Co., The	3,912	647,866
Coca-Cola Co., The	234,224	12,289,733
Coles Group, Ltd.	42,019	510,404
Danone SA	71,457	4,871,789
Diageo PLC	72,171	3,494,160
Empire Co., Ltd., Class A	5,226	159,264
Endeavour Group, Ltd.	38,880	194,559
Essity AB, Class B	18,494	573,573
Estee Lauder Cos, Inc., The, Class A	62,567	18,765,720
Etablissements Franz Colruyt NV	1,707	87,078
General Mills, Inc.	18,613	1,113,430
George Weston, Ltd.	2,434	262,540
Heineken Holding NV	3,502	304,940
Heineken NV	7,877	822,160
Henkel AG & Co. KGaA	3,158	271,667
Hershey Co., The	4,515	764,164
ICA Gruppen AB	3,057	140,254
J.M. Smucker Co., The	3,520	422,506
Jeronimo Martins SGPS SA	7,650	152,504
Kellogg Co.	113,287	7,241,305
Kimberly-Clark Corp.	10,449	1,383,866
Kroger Co., The	23,695	957,989
Loblaw Cos, Ltd.	5,466	375,102
L'Oreal SA	42,276	17,493,978

McCormick & Co., Inc.	7,544	611,290
Metro, Inc.	7,707	376,588
Mowi ASA	13,358	339,384
Orkla ASA	22,825	209,492
Pernod Ricard SA	6,367	1,403,688
Procter & Gamble Co., The	109,178	15,263,084
Remy Cointreau SA	498	96,624
Saputo, Inc.	7,556	192,151
Shiseido Co., Ltd.	12,200	819,955
Tesco PLC	241,068	820,989
Treasury Wine Estates, Ltd.	10,714	94,476
Unilever PLC	82,038	4,441,400
Walgreens Boots Alliance, Inc.	22,435	1,055,567
Woolworths Group, Ltd.	38,880	1,092,072
		100,886,976

FINANCIALS: 17.8%
Abrdn PLC	26,427	90,379
Admiral Group PLC	5,970	249,447
Aegon NV	20,404	105,322
Allianz SE	12,678	2,840,450
Allstate Corp., The	9,590	1,220,903
Ally Financial, Inc.	11,409	582,429
American Express Co.	20,800	3,484,624
American International Group, Inc.	26,223	1,439,380
Amundi SA	1,844	155,093
Aon PLC, Class A	7,131	2,037,826
Assicurazioni Generali SpA	33,526	710,053
Assurant, Inc.	684	107,901
ASX, Ltd.	1,554	89,721
Australia & New Zealand Banking Group, Ltd	88,349	1,774,273
Aviva PLC	123,404	654,026
AXA SA	58,778	1,628,929
Banco Santander SA (a)	526,958	1,908,833
Bank Leumi Le-Israel BM	44,153	374,110
Bank of America Corp.	237,033	10,062,051
Bank of Montreal	19,940	1,990,694
Bank of Nova Scotia, The	37,743	2,323,105
BNP Paribas SA	34,182	2,186,987
CaixaBank SA	109,061	338,201
Canadian Imperial Bank of Commerce	84,412	9,396,883
Citigroup, Inc.	63,268	4,440,148
CME Group, Inc.	10,900	2,107,842
CNP Assurances	5,815	91,779
Commerzbank AG (a)	30,446	201,666
Commonwealth Bank of Australia	55,784	4,139,749
Credit Agricole SA	36,892	507,097
Danske Bank A/S	20,961	353,112
Deutsche Boerse AG	5,774	936,927
Direct Line Insurance Group PLC	22,704	88,593
Discover Financial Services	9,363	1,150,245
DNB Bank ASA	74,791	1,700,350
Eurazeo SA	1,195	111,974
EXOR NV	3,296	276,591
Fifth Third Bancorp	21,700	920,948

FinecoBank Banca Fineco SpA (a)	5,070	91,574
First Republic Bank	5,231	1,008,955
Gjensidige Forsikring ASA	6,078	134,616
Globe Life, Inc.	3,105	276,438
Goldman Sachs Group, Inc., The	10,000	3,780,300
Groupe Bruxelles Lambert SA	3,433	377,615
Hang Seng Bank, Ltd.	23,300	399,101
Hargreaves Lansdown PLC	4,846	93,046
Hartford Financial Services Group, Inc., The	10,974	770,924
Huntington Bancshares, Inc.	30,983	478,997
iA Financial Corp., Inc.	3,323	188,529
Industrivarden AB, Class C	4,853	149,937
ING Groep NV	118,535	1,723,321
Insurance Australia Group, Ltd.	76,902	268,562
Intact Financial Corp.	4,430	585,770
Intercontinental Exchange, Inc.	16,552	1,900,501
Investor AB	159,452	3,428,915
JPMorgan Chase & Co.	92,700	15,174,063
KeyCorp.	29,678	641,638
Kinnevik AB, Class B (a)	49,034	1,723,752
Legal & General Group PLC	192,848	724,546
Lincoln National Corp.	5,972	410,575
M&G PLC	33,756	92,228
Macquarie Group, Ltd.	10,670	1,378,524
Manulife Financial Corp.	61,027	1,174,671
Medibank Pvt, Ltd.	39,619	101,156
MetLife, Inc.	23,509	1,451,211
Moody's Corp.	5,165	1,834,143
Muenchener Rueckversicherungs AG	4,258	1,161,877
National Australia Bank, Ltd.	99,982	1,971,747
National Bank of Canada	10,432	801,220
Natwest Group PLC	147,385	444,345
Nordea Bank Apb	98,458	1,268,757
Onex Corp.	2,552	180,409
PNC Financial Services Group, Inc., The	12,963	2,536,081
Poste Italiane SpA	15,877	218,021
Principal Financial Group, Inc.	290,182	18,687,721
Progressive Corp., The	17,796	1,608,580
QBE Insurance Group, Ltd.	11,282	92,943
Reinsurance Group of America, Inc.	2,096	233,201
Royal Bank of Canada	44,033	4,381,398
S&P Global, Inc.	7,407	3,147,160
Schroders PLC	3,893	187,486
SCOR SE	3,043	87,626
Skandinaviska Enskilda Banken AB, Class A	49,458	697,028
Societe Generale SA	24,637	771,504
Standard Chartered PLC	81,526	476,583
State Street Corp.	10,781	913,366
Sun Life Financial, Inc.	18,169	935,275
Suncorp Group, Ltd.	41,376	367,915
Svenska Handelsbanken AB, Class A	47,280	529,508
Swedbank AB, Class A	27,521	554,952
Synchrony Financial	16,017	782,911
T Rowe Price Group, Inc.	6,900	1,357,230
Toronto-Dominion Bank, The	55,910	3,701,290

Travelers Cos., Inc., The	7,700	1,170,477
Tryg A/S	5,818	131,887
U.S. Bancorp	41,277	2,453,505
Voya Financial, Inc.	115,491	7,089,992
Wendel SA	815	112,612
Westpac Banking Corp.	7,054	130,453
Willis Towers Watson PLC	4,008	931,700
Zurich Insurance Group AG	4,573	1,869,992
		165,129,001

HEALTH CARE: 12.8%
Abbott Laboratories	53,886	6,365,553
AbbVie, Inc.	53,700	5,792,619
Alcon, Inc.	14,943	1,209,945
Alnylam Pharmaceuticals, Inc. (a)	15,474	2,921,646
AmerisourceBergen Corp.	4,688	559,982
Anthem, Inc.	18,072	6,737,242
AstraZeneca PLC	46,953	5,658,669
Becton Dickinson & Co.	8,879	2,182,636
Cardinal Health, Inc.	8,925	441,431
Cerner Corp.	9,300	655,836
CSL, Ltd.	424	88,587
CVS Health Corp.	39,827	3,379,719
DaVita, Inc. (a)	2,500	290,650
Eli Lilly & Co.	26,177	6,048,196
Genmab A/S (a)	1,989	869,037
Gilead Sciences, Inc.	38,154	2,665,057
GlaxoSmithKline PLC	157,090	2,964,786
GN Store Nord AS	3,891	269,114
Hologic, Inc. (a)	7,871	580,959
IDEXX Laboratories, Inc. (a)	2,659	1,653,632
Illumina, Inc. (a)	4,500	1,825,245
Insulet Corp. (a)	2,000	568,460
Ipsen SA	1,147	109,298
Johnson & Johnson	80,053	12,928,559
Koninklijke Philips NV	28,199	1,252,794
McKesson Corp.	18,977	3,783,634
Merck & Co., Inc.	76,900	5,775,959
Merck KGaA	3,928	850,175
Novo Nordisk A/S, Class B	52,328	5,043,870
Orion OYJ, Class B	3,219	127,443
Pfizer, Inc.	168,900	7,264,389
Quest Diagnostics, Inc.	51,448	7,475,908
Recordati Industria Chimica e Farmaceutica SpA	1,560	90,417
Ryman Healthcare, Ltd.	8,928	92,901
Sanofi	34,432	3,314,562
Sarepta Therapeutics, Inc. (a)	2,300	212,704
Smith & Nephew PLC	26,895	463,343
Stryker Corp.	41,436	10,927,501
UCB SA	3,842	430,217
Vertex Pharmaceuticals, Inc. (a)	7,964	1,444,590
Waters Corp. (a)	1,954	698,164
Zoetis, Inc.	14,474	2,809,982
		118,825,411

INDUSTRIALS: 6.8%
Aeroports de Paris (a)	903	115,007
Air Canada (a)	5,300	96,786
Alfa Laval AB	9,561	356,611
Allegion PLC	2,852	376,977
Alstom SA	7,665	290,754
Assa Abloy AB, Class B	30,459	883,512
Auckland International Airport, Ltd. (a)	38,037	204,463
Aurizon Holdings, Ltd.	34,428	93,212
Booz Allen Hamilton Holding Corp.	4,800	380,880
Brambles, Ltd.	11,797	90,712
Bureau Veritas SA	8,927	275,498
Canadian National Railway Co.	21,590	2,501,958
Cie de Saint-Gobain	15,725	1,058,246
Cummins, Inc.	4,578	1,028,036
Deutsche Lufthansa AG (a)	10,114	69,006
Equifax, Inc.	3,700	937,654
FedEx Corp.	7,600	1,666,604
GEA Group AG	4,663	212,956
Getlink SE	6,025	94,120
KION Group AG	2,194	203,993
Legrand SA	14,498	1,553,455
MTR Corp., Ltd.	17,458	93,958
Otis Worldwide Corp.	12,600	1,036,728
Pentair PLC	5,055	367,145
Qantas Airways, Ltd. (a)	28,084	113,263
Randstad NV	3,621	243,791
RELX PLC	59,083	1,700,777
Republic Services, Inc.	6,813	817,969
Ritchie Bros Auctioneers, Inc.	134,800	8,318,307
Schneider Electric SE	16,371	2,726,653
Securitas AB, Class B	9,516	150,616
Siemens AG	23,248	3,802,234
Skanska AB, Class B	10,338	259,355
Smiths Group PLC	4,863	93,772
Sunrun, Inc. (a)(b)	276,600	12,170,401
Sydney Airport (a)	20,571	120,810
Teleperformance	1,785	702,102
Transurban Group	84,383	850,451
United Parcel Service, Inc., Class B	21,500	3,915,150
Verisk Analytics, Inc.	4,700	941,269
Wolters Kluwer NV	110,737	11,737,734
WSP Global, Inc.	3,528	422,435
		63,075,360

INFORMATION TECHNOLOGY: 17.8%
Accenture PLC, Class A	19,381	6,200,370
Afterpay, Ltd. (a)	1,059	92,001
ANSYS, Inc. (a)	2,675	910,704
Arista Networks, Inc. (a)	1,800	618,552
Atos SE	3,009	159,844
Autodesk, Inc. (a)	43,534	12,414,590
Avalara, Inc. (a)	31,700	5,540,209
Capgemini SE	4,892	1,014,487
CDW Corp.	4,387	798,522

Cisco Systems, Inc.	128,375	6,987,451
Computershare, Ltd.	7,929	102,530
Dassault Systemes SE	20,080	1,056,720
DocuSign,Inc. (a)	69,913	17,997,703
Dropbox, Inc., Class A (a)	9,666	282,441
Halma PLC	11,579	441,664
Hexagon AB, Class B	59,871	926,084
HP, Inc.	43,541	1,191,282
IBM	27,120	3,767,782
Intuit, Inc.	7,937	4,282,091
Microsoft Corp.	157,452	44,388,867
Nexi SpA (a)	13,355	249,040
Nokia OYJ (a)	171,814	947,607
Okta, Inc. (a)	3,701	878,395
PayPal Holdings Inc (a)	33,901	8,821,378
Sage Group PLC, The	9,342	88,951
salesforce.com, Inc. (a)	28,632	7,765,571
SAP SE	31,733	4,291,226
Shopify, Inc., Class A (a)	3,300	4,479,256
Splunk, Inc. (a)	4,829	698,805
Square, Inc., Class A (a)	11,303	2,710,912
Texas Instruments, Inc.	27,841	5,351,319
Twilio, Inc., Class A (a)	25,269	8,062,074
Visa, Inc., Class A	51,266	11,419,501
Western Union Co., The	12,537	253,498
WiseTech Global, Ltd.	4,432	168,076
Worldline SA (a)	7,276	554,621
		165,914,124

MATERIALS: 6.6%
Air Liquide SA	68,490	10,969,362
Akzo Nobel NV	5,864	640,728
Arkema SA	2,099	276,789
BlueScope Steel, Ltd.	15,275	221,328
Boliden AB	8,312	266,154
Celanese Corp.	66,500	10,017,559
Chr. Hansen Holding A/S	3,206	261,873
Covestro AG	1,391	94,798
Dow, Inc.	22,536	1,297,172
Ecolab, Inc.	7,851	1,637,876
Evonik Industries AG	6,373	199,839
Fortescue Metals Group, Ltd.	61,143	651,296
International Flavors & Fragrances, Inc.	6,900	922,668
Johnson Matthey PLC	5,979	214,509
Kinross Gold Corp.	476,196	2,552,796
Koninklijke DSM NV	75,497	15,097,578
Lundin Mining Corp.	20,100	144,569
Mondi PLC	15,028	368,276
Newmont Corp.	158,053	8,582,278
Norsk Hydro ASA	40,869	305,046
Northern Star Resources, Ltd.	33,758	206,756
Novozymes A/S, Class B	6,325	433,587
Nutrien, Ltd.	17,300	1,122,875
PPG Industries, Inc.	7,242	1,035,678
Solvay SA	2,253	279,479

Stora Enso OYJ, Class R	17,679	294,469
Svenska Cellulosa AB SCA, Class B	18,412	285,350
Yara International ASA	54,336	2,691,602
		61,072,290

REAL ESTATE: 1.1%
Ascendas Real Estate Investment Trust, REIT	41,600	91,694
Azrieli Group, Ltd.	1,290	116,124
British Land Co. PLC, The, REIT	19,379	128,592
Camden Property Trust, REIT	2,977	439,018
Canadian Apartment Properties, REIT	2,644	123,391
City Developments, Ltd.	17,800	90,087
Covivio, REIT	1,073	90,172
Dexus, REIT	33,161	255,227
Equity LifeStyle Properties, Inc., REIT	5,281	412,446
Gecina SA, REIT	1,395	187,678
GPT Group, The, REIT	26,061	93,869
Healthpeak Properties, Inc., REIT	16,400	549,072
Host Hotels & Resorts, Inc., REIT (a)	21,488	350,899
Iron Mountain, Inc., REIT	8,806	382,621
Klepierre SA, REIT (a)	4,244	94,911
Land Securities Group PLC, REIT	9,981	93,026
LendLease Corp., Ltd.	11,758	90,401
Link, REIT	64,126	549,133
Mapletree Logistics Trust, REIT	61,600	92,088
Mirvac Group, REIT	119,641	253,790
RioCan Real Estate Investment Trust, REIT	5,396	92,191
Scentre Group, REIT	43,755	93,127
Stockland, REIT	72,475	229,830
Sun Communities, Inc., REIT	3,000	555,300
Suntec Real Estate Investment Trust, REIT	90,800	94,490
Swire Properties, Ltd.	37,200	93,279
Unibail-Rodamco-Westfield, REIT (a)	1,218	89,646
Ventas, Inc., REIT	11,400	629,394
VICI Properties, Inc., REIT	50,000	1,420,499
Vicinity Centres, REIT	75,842	89,663
Vonovia SE	15,846	952,636
Welltower, Inc., REIT	12,763	1,051,670
Weyerhaeuser Co., REIT	22,737	808,755
		10,684,719
UTILITIES: 2.6%
American Water Works Co., Inc.	106,758	18,046,371
Edison International	11,499	637,850
Electricite de France SA	19,136	240,466
Elia Group SA	939	112,211
Engie SA	55,504	726,170
Hydro One, Ltd.	10,215	241,463
Meridian Energy, Ltd.	38,937	131,676
National Grid PLC	110,730	1,319,427
Orsted A/S	5,749	757,802
Red Electrica Corp. SA	13,155	263,919
Severn Trent PLC	7,419	259,733
Suez SA	58,451	1,332,806
United Utilities Group PLC	21,268	276,810
		24,346,704

TOTAL COMMON STOCKS		917,268,446
(Cost $691,819,859)

PREFERRED STOCKS: 0.1%
CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	5,415	500,934

MATERIALS: 0.0% (c)
Fuchs Petrolub SE	1,947	91,160

TOTAL PREFERRED STOCKS		592,094
(Cost $661,457)

RIGHTS: 0.0% (c)
INDUSTRIALS: 0.0% (c)
Deutsche Lufthansa AG (a)	10,114	24,017
Transurban Group (a)	9,376	7,117
TOTAL RIGHTS
(Cost $42,905)		31,134

MONEY MARKET: 0.9%
State Street Institutional U.S. Government Money Market Fund, 0.030% (d)(e)	8,717,546	8,717,546
(Cost $8,717,546)

TOTAL INVESTMENTS: 99.7%		926,609,220
(Cost $701,241,767)

Other assets and liabilities - (net): 0.3%		2,575,942

Net Assets: 100.0%		$929,185,162

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2021. The total market value of securities on loan as of September 30, 2021 was $4,460,368.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.
(e)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY

COUNTRY	VALUE	PERCENT OF NET ASSETS
Australia	$18,824,763	2.0%
Austria	368,276	0%*
Belgium	1,269,284	0.1%
Canada	45,693,834	4.9%
Denmark	8,120,281	0.9%
Finland	1,638,123	0.2%
France	75,292,875	8.1%
Germany	21,570,946	2.3%
Hong Kong	1,135,471	0.1%
Israel	490,234	0.1%
Italy	1,832,031	0.2%
Japan	819,955	0.1%
Netherlands	31,928,370	3.4%
New Zealand	723,613	0.1%
Norway	5,865,124	0.6%
Portugal	152,504	0%*
Singapore	815,150	0.1%
Spain	2,510,953	0.3%
Sweden	24,507,296	2.7%
Switzerland	3,079,937	0.3%
United Kingdom	30,634,947	3.3%
United States	640,617,707	69.0%
Money Market	8,717,546	0.9%
Other assets and liabilities (net)	2,575,942	0.3%
TOTAL	$929,185,162	100.0%

*	Rounds to less than 0.05%.

September 30, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,363,364,377	$-	$-	$1,363,364,377
Cash Equivalents	46,839,691	-	-	46,839,691
Total	$1,410,204,068	$-	$-	$1,410,204,068
Small Cap
Common Stocks	$624,823,772	$-	$-	$624,823,772
Cash Equivalents	45,551,003	-	-	45,551,003
Total	$670,374,775	$-	$-	$670,374,775
U.S. Sustainable Economy
Common Stocks	$293,183,026	$-	$-	$293,183,026
Cash Equivalents	1,470,112	-	-	1,470,112
Total	$294,653,138	$-	$-	$294,653,138
Global Sustainable Infrastructure
Common Stocks	$54,292,358	$42,768,858	$-	$97,061,216
Exchange-Traded Funds	$-	577,056	-	577,056
Cash Equivalents	3,720,753	-	-	3,720,753
Total	$58,013,111	$43,345,914	$-	$101,359,025
Global Opportunities
Common Stocks	$74,411,932	$49,418,534	$-	$123,830,466
Cash Equivalents	1,836,505	-	-	1,836,505
Total	$76,248,437	$49,418,534	$-	$125,666,971
Global Environmental Markets
Common Stocks	$1,434,906,698	$875,157,002	$-	$2,310,063,700
Rights	692,438	-	-	692,438
Cash Equivalents	46,355,769	-	-	46,355,769
Total	$1,481,954,905	$875,157,002	$-	$2,357,111,907
Global Women’s Leadership
Common Stocks	$689,844,488	$227,423,958	$-	$917,268,446
Preferred Stocks	91,160	500,934	-	592,094
Rights	31,134	-	-	31,134
Cash Equivalents	8,717,546	-	-	8,717,546
Total	$698,684,328	$227,924,892	$-	$926,609,220
EAFE ESG Leaders
Common Stocks	$12,954,953	$780,954,428	$-	$793,909,381
Preferred Stocks	-	592,054	-	592,054
Cash Equivalents	17,654,441	-	-	17,654,441
Total	$30,609,394	$781,546,482	$-	$812,155,876
Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	297,519,195	-	297,519,195
U.S. Gov't Agency Bonds	-	8,984,970	-	8,984,970
Government Bonds	-	1,458,493	-	1,458,493
Supranational Bonds	-	95,748,019	-	95,748,019
Municipal Bonds	-	11,242,526	-	11,242,526
U.S. Treasury Notes	-	110,885,077	-	110,885,077
Asset-Backed Securities	-	54,027,001	-	54,027,001
Mortgage-Backed Securities	-	184,644,762	-	184,644,762
Medium Term Certificates of Deposit	-	256,019	-	256,019
Cash Equivalents	10,915,379	251,020	-	11,166,399
Total	$10,915,379	$765,017,082	$293,185	$776,225,646
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	-	0	0
Preferred Stocks	-	3,682,200	0	3,682,200
Corporate Bonds	-	643,966,705	-	643,966,705
Loans	-	14,940,231	-	14,940,231
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	501,970	-	501,970
Cash Equivalents	27,039,106	-	-	27,039,106
Total	$27,039,106	$663,591,106	$500,813	$691,131,025
Sustainable Allocation
Affiliated Investment Companies	$2,315,729,781	$-	$-	$2,315,729,781
Cash Equivalents	136,514,172	-	-	136,514,172
Total	$2,452,243,953	$-	$-	$2,452,243,953

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 09/30/21	Value at 12/31/20	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/21
Sustainable Allocation
Large Cap	74,122,950	157,946	2,362,357	71,918,539	$1,066,673,676	$2,246,000	$6,609,687	$164,274,617	$1,031,311,852
Small Cap	3,935,579	239,913	376,884	3,798,608	82,465,971	169,256	1,162,489	13,577,101	74,338,755
Global Sustainable Infrastructure	8,320,411	72,607	3,465,629	4,927,389	76,226,703	1,125,406	16,589,660	(9,051,792)	74,896,308
Global Opportunities	2,572,091	1,199,339	-	3,771,430	60,154,307	45,939	-	5,644,351	61,474,308
Global Environmental Markets	2,180,751	462,285	-	2,643,036	62,560,652	143,382	-	6,542,822	62,983,537
Global Women's Leadership	1,533,441	333,058	-	1,866,499	63,516,971	500,776	-	5,518,308	62,789,036
International Sustainable Economy	15,860,899	267,328	669,045	15,459,182	171,765,625	2,871,108	1,009,583	8,357,632	165,567,841
Core Bond	66,559,119	2,655,404	-	69,214,523	710,929,777	9,726,351	-	(19,757,492)	710,833,155
High Yield	-	10,337,426	-	10,337,426	71,029,076	1,164,116	-	370,873	71,534,989
Total					$2,365,322,758	$17,992,334	$25,371,419	$175,476,419	$2,315,729,781

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.